UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2017

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.9%
Aerospace – 0.7%
AAR Corp.	2,482	$83,460
CACI International, Inc., “A” (a)	410	48,093
Triumph Group, Inc.	21,736	559,702

		$691,255

Airlines – 1.9%
Copa Holdings S.A., “A”	10,619	$1,191,983
Hawaiian Holdings, Inc. (a)	7,356	341,686
SkyWest, Inc.	11,898	407,507

		$1,941,176

Automotive – 0.1%
Cooper Tire & Rubber Co.	2,340	$103,779

Biotechnology – 4.3%
Acorda Therapeutics, Inc. (a)	27,559	$578,739
AMAG Pharmaceuticals, Inc. (a)	45,689	1,030,287
Exact Sciences Corp. (a)	47,712	1,126,957
MiMedx Group, Inc. (a)	134,531	1,282,080
Natera, Inc. (a)	10,776	95,583
Vanda Pharmaceuticals, Inc. (a)	30,597	428,358

		$4,542,004

Brokerage & Asset Managers – 0.4%
KCG Holdings, Inc., “A” (a)	8,726	$155,585
Legg Mason, Inc.	4,413	159,353
Moelis & Co., “A”	1,948	74,998
OM Asset Management PLC	3,539	53,510

		$443,446

Business Services – 4.0%
Forrester Research, Inc.	29,957	$1,190,791
RE/MAX Holdings, Inc., “A”	28,160	1,674,112
Travelport Worldwide Ltd.	104,361	1,228,329
WEX, Inc. (a)	1,343	139,001

		$4,232,233

Chemicals – 0.4%
Huntsman Corp.	15,168	$372,223

Computer Software – 5.0%
2U, Inc. (a)	21,518	$853,404
Aspen Technology, Inc. (a)	18,482	1,088,959
Cornerstone OnDemand, Inc. (a)	13,119	510,198
Manhattan Associates, Inc. (a)	19,861	1,033,765
Paylocity Holding Corp. (a)	29,953	1,157,084
SecureWorks Corp. (a)	64,337	611,202

		$5,254,612

Computer Software – Systems – 6.2%
Barracuda Networks, Inc. (a)	35,137	$812,016
Carbonite, Inc. (a)	32,872	667,302
EPAM Systems, Inc. (a)	15,508	1,171,164
NCR Corp. (a)	31,799	1,452,578

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – continued
Presidio, Inc. (a)	36,740	$568,919
Rapid7, Inc. (a)	54,676	819,046
Varonis Systems, Inc. (a)	20,997	667,705
Wageworks, Inc. (a)	4,844	350,221

		$6,508,951

Construction – 1.5%
GMS, Inc. (a)	5,814	$203,723
Pool Corp.	5,405	644,979
Trex Co., Inc. (a)	10,204	708,056

		$1,556,758

Consumer Services – 0.8%
Carriage Services, Inc.	2,295	$62,240
ServiceMaster Global Holdings, Inc. (a)	18,233	761,228

		$823,468

Electrical Equipment – 1.6%
American Outdoor Brands Corp. (a)(l)	7,373	$146,059
Energy Recovery, Inc. (a)	4,387	36,500
TriMas Corp. (a)	60,645	1,258,384
WESCO International, Inc. (a)	2,946	204,894

		$1,645,837

Electronics – 3.5%
Amkor Technology, Inc. (a)	42,011	$486,907
Benchmark Electronics, Inc. (a)	18,612	591,862
Diodes, Inc. (a)	8,277	199,062
Inphi Corp. (a)	4,250	207,485
Jabil Circuit, Inc.	28,146	813,982
Sanmina Corp. (a)	27,352	1,110,491
Vishay Intertechnology, Inc.	12,384	203,717

		$3,613,506

Energy – Independent – 3.3%
Delek U.S. Holdings, Inc.	26,675	$647,402
PBF Energy, Inc., “A”	17,748	393,473
PDC Energy, Inc. (a)	15,212	948,468
Rice Energy, Inc. (a)	46,700	1,106,790
Westmoreland Coal Co. (a)	22,236	322,867

		$3,419,000

Engineering – Construction – 1.7%
Chicago Bridge & Iron Co. N.V.	15,641	$480,961
KBR, Inc.	89,553	1,345,982

		$1,826,943

Entertainment – 0.3%
Ascent Capital Group, Inc., “A” (a)	25,778	$364,243

Food & Beverages – 2.0%
Dean Foods Co.	42,852	$842,470
Snyders-Lance, Inc.	16,965	683,859
SpartanNash Co.	17,535	613,550

		$2,139,879

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Gaming & Lodging – 0.7%
Intrawest Resorts Holdings, Inc. (a)	29,278	$732,243

Health Maintenance Organizations – 0.5%
Molina Healthcare, Inc. (a)	12,050	$549,480

Insurance – 4.3%
Ambac Financial Group, Inc. (a)	26,869	$506,749
American Equity Investment Life Holding Co.	38,493	909,590
Hanover Insurance Group, Inc.	1,147	103,299
HCI Group, Inc.	14,083	641,903
Heritage Insurance Holdings, Inc.	35,744	456,451
Maiden Holdings Ltd.	4,669	65,366
Safety Insurance Group, Inc.	8,275	580,078
Third Point Reinsurance Ltd. (a)	29,091	352,001
Universal Insurance Holdings, Inc.	22,590	553,455
Validus Holdings Ltd.	6,265	353,283

		$4,522,175

Internet – 2.3%
Blucora, Inc. (a)	36,550	$632,315
LogMeIn, Inc.	15,977	1,557,758
Shutterfly, Inc. (a)	1,122	54,181
Web.Com Group, Inc. (a)	10,639	205,333

		$2,449,587

Machinery & Tools – 7.3%
Allison Transmission Holdings, Inc.	25,743	$928,293
Colfax Corp. (a)	8,373	328,724
Columbus McKinnon Corp.	30,291	751,823
Greenbrier Cos., Inc. (l)	12,835	553,189
Herman Miller, Inc.	3,832	120,900
IPG Photonics Corp. (a)	11,650	1,406,155
Park-Ohio Holdings Corp.	14,036	504,594
Regal Beloit Corp.	5,541	419,177
SPX Corp. (a)	51,386	1,246,111
SPX FLOW, Inc. (a)	34,144	1,185,138
Steelcase, Inc., “A”	13,544	226,862

		$7,670,966

Medical Equipment – 6.1%
Accuray, Inc. (a)	91,430	$434,293
AtriCure, Inc. (a)	11,547	221,125
Biotelemetry, Inc. (a)	27,915	808,139
CONMED Corp.	27,586	1,225,094
Integra LifeSciences Holdings Corp. (a)	6,161	259,563
NxStage Medical, Inc. (a)	51,688	1,386,789
OraSure Technologies, Inc. (a)	136,553	1,765,630
VWR Corp. (a)	9,318	262,768

		$6,363,401

Metals & Mining – 0.7%
Olympic Steel, Inc.	25,824	$479,293
Ryerson Holding Corp. (a)	24,239	305,411

		$784,704

Natural Gas – Distribution – 0.1%
Southwest Gas Holdings, Inc.	906	$75,116

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Oil Services – 2.3%
Exterran Holdings, Inc. (a)	18,240	$573,648
Forum Energy Technologies, Inc. (a)	2,191	45,354
Keane Group, Inc. (a)(l)	9,086	129,930
McDermott International, Inc. (a)	88,646	598,361
NOW, Inc. (a)	14,529	246,412
Superior Energy Services, Inc.	3,183	45,390
U.S. Silica Holdings, Inc.	14,974	718,602

		$2,357,697

Other Banks & Diversified Financials – 11.8%
BancorpSouth, Inc.	30,252	$915,123
Berkshire Hills Bancorp, Inc.	9,068	326,901
Cathay General Bancorp, Inc.	25,007	942,264
East West Bancorp, Inc.	33,181	1,712,471
Enova International, Inc. (a)	43,364	643,955
First Interstate BancSystem, Inc.	32,820	1,301,313
Glacier Bancorp, Inc.	3,878	131,581
Lakeland Financial Corp.	1,859	80,160
Legacytextas Financial Group, Inc.	26,050	1,039,395
Meta Financial Group, Inc.	6,212	549,762
Nelnet, Inc., “A”	5,851	256,625
OFG Bancorp	21,074	248,673
PacWest Bancorp	11,560	615,686
Popular, Inc.	15,203	619,218
Regional Management Corp. (a)	28,787	559,331
Western Alliance Bancorp. (a)	15,503	761,042
Wintrust Financial Corp.	20,196	1,395,948
World Acceptance Corp. (a)	4,020	208,156

		$12,307,604

Pharmaceuticals – 1.6%
Amphastar Pharmaceuticals, Inc. (a)	38,305	$555,423
Catalent, Inc. (a)	7,324	207,416
Impax Laboratories, Inc. (a)	9,680	122,452
Sucampo Pharmaceuticals, Inc. (a)	5,714	62,854
TherapeuticsMD, Inc. (a)	106,446	766,411

		$1,714,556

Printing & Publishing – 1.0%
LSC Communications, Inc.	3,535	$88,941
New Media Investment Group, Inc.	25,010	355,392
Quad/Graphics, Inc.	22,025	555,911
Time, Inc.	3,814	73,801

		$1,074,045

Real Estate – 8.4%
Ashford Hospitality Trust, REIT	84,057	$535,443
CBL & Associates Properties, Inc., REIT	27,760	264,830
Corporate Office Properties Trust, REIT	7,981	264,171
Equity Commonwealth, REIT (a)	7,281	227,313
Gaming and Leisure Properties, Inc., REIT	2,602	86,959
Gramercy Property Trust, REIT	51,012	1,341,616
Hospitality Properties Trust, REIT	15,977	503,755
Life Storage, Inc., REIT	1,765	144,942
Medical Properties Trust, Inc., REIT	92,262	1,189,257
Mid-America Apartment Communities, Inc., REIT	10,616	1,080,072

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Ryman Hospitality Properties, Inc., REIT	1,185	$73,269
STAG Industrial, Inc., REIT	10,883	272,293
Store Capital Corp., REIT	43,438	1,037,299
Tanger Factory Outlet Centers, Inc., REIT	11,623	380,886
Washington Prime Group, Inc., REIT	157,923	1,372,351

		$8,774,456

Restaurants – 3.4%
BJ’s Restaurants, Inc. (a)	5,304	$214,282
Brinker International, Inc.	24,985	1,098,341
Carrols Restaurant Group, Inc. (a)	35,652	504,476
Panera Bread Co., “A” (a)	4,884	1,278,973
Wingstop, Inc.	15,663	442,950

		$3,539,022

Specialty Chemicals – 3.8%
A. Schulman, Inc.	39,818	$1,252,276
Pacific Ethanol, Inc. (a)	23,681	162,215
Trinseo S.A.	15,018	1,007,708
Univar, Inc. (a)	50,701	1,554,493

		$3,976,692

Specialty Stores – 2.5%
Citi Trends, Inc.	35,293	$599,981
Express, Inc. (a)	42,985	391,593
Sally Beauty Holdings, Inc. (a)	7,447	152,217
Urban Outfitters, Inc. (a)	37,084	881,116
Zumiez, Inc. (a)	32,332	591,676

		$2,616,583

Telephone Services – 0.4%
Windstream Holdings, Inc.	81,046	$441,701

Trucking – 0.7%
Hub Group, Inc., “A” (a)	9,409	$436,578
Marten Transport Ltd.	10,523	246,764

		$683,342

Issuer			Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – 3.3%
Atlantica Yield PLC			40,678	$852,611
Dynegy, Inc. (a)			79,574	625,452
NRG Energy, Inc.			74,592	1,394,870
Spark Energy, Inc., “A”			19,629	627,147

				$3,500,080

Total Common Stocks				$103,612,763

	Strike Price	First Exercise
WARRANTS – 0.0%
Other Banks & Diversified Financials – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (a)	$10.75	11/06/14	318	$3

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.7% (v)	1,142,549	$1,142,435

COLLATERAL FOR SECURITIES LOANED – 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	705,672	$705,672

Total Investments		$105,460,873

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(733,469)

Net Assets – 100.0%		$104,727,404

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$101,568,169	$—	$3	$101,568,172
Panama	1,191,983	—	—	1,191,983
United Kingdom	852,611	—	—	852,611
Mutual Funds	1,848,107	—	—	1,848,107
Total Investments	$105,460,870	$—	$3	$105,460,873

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/16	$3
Change in unrealized appreciation (depreciation)	0
Balance as of 3/31/17	$3

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2017 is $0. At March 31, 2017, the fund held one level 3 security.

(2) Securities Lending Collateral

At March 31, 2017, the value of securities loaned was $724,632. These loans were collateralized by cash of $705,672 and U.S. Treasury obligations of $39,884.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$88,989,303
Gross unrealized appreciation	20,484,745
Gross unrealized depreciation	(4,013,175)
Net unrealized appreciation (depreciation)	$16,471,570

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,052,191	6,621,391	(6,531,033)	1,142,549

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(89)	$—	$1,724	$1,142,435

5

QUARTERLY REPORT

March 31, 2017

MFS® CONSERVATIVE

ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.7%
MFS Global Governments Portfolio – Initial Class (a)	4,797,968	$48,027,663
MFS Global Real Estate Portfolio – Initial Class	835,073	12,075,149
MFS Government Securities Portfolio – Initial Class	4,787,076	60,173,548
MFS Growth Series – Initial Class	848,708	36,129,519
MFS High Yield Portfolio – Initial Class	5,088,032	30,172,030
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	5,949,811	60,212,088
MFS International Growth Portfolio – Initial Class	916,473	12,014,967
MFS International Value Portfolio – Initial Class	494,038	11,950,778
MFS Limited Maturity Portfolio – Initial Class	7,060,070	72,224,511
MFS Mid Cap Growth Series – Initial Class	2,828,557	24,099,308
MFS Mid Cap Value Portfolio – Initial Class	2,804,324	24,061,103

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	351,564	$6,043,387
MFS New Discovery Value Portfolio – Initial Class	544,260	6,019,518
MFS Research International Portfolio – Initial Class	1,645,452	23,941,320
MFS Research Series – Initial Class	1,293,644	36,092,677
MFS Total Return Bond Series – Initial Class	7,735,077	102,335,068
MFS Value Series – Initial Class	1,809,647	35,831,009

Total Underlying Affiliated Funds		$601,403,643

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.7% (v)	1,265,863	$1,265,736

Total Investments		$602,669,379

OTHER ASSETS, LESS LIABILITIES – 0.1%		311,641

Net Assets – 100.0%		$602,981,020

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$602,669,379	$—	$—	$602,669,379

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$563,868,615
Gross unrealized appreciation	51,281,217
Gross unrealized depreciation	(12,480,453)
Net unrealized appreciation (depreciation)	$38,800,764

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	4,938,466	8,290	(148,788)	4,797,968
MFS Global Real Estate Portfolio	890,228	3,954	(59,109)	835,073
MFS Government Securities Portfolio	4,926,875	5,273	(145,072)	4,787,076
MFS Growth Series	938,398	876	(90,566)	848,708
MFS High Yield Portfolio	5,316,638	12,909	(241,515)	5,088,032
MFS Inflation-Adjusted Bond Portfolio	6,208,240	20,986	(279,415)	5,949,811
MFS Institutional Money Market Portfolio	1,174,771	15,387,774	(15,296,682)	1,265,863
MFS International Growth Portfolio	1,018,004	—	(101,531)	916,473
MFS International Value Portfolio	545,861	576	(52,399)	494,038
MFS Limited Maturity Portfolio	7,249,706	4,822	(194,458)	7,060,070
MFS Mid Cap Growth Series	3,055,327	8,045	(234,815)	2,828,557
MFS Mid Cap Value Portfolio	2,941,536	14,645	(151,857)	2,804,324
MFS New Discovery Series	376,974	1,636	(27,046)	351,564
MFS New Discovery Value Portfolio	566,503	5,749	(27,992)	544,260
MFS Research International Portfolio	1,818,764	1,400	(174,712)	1,645,452
MFS Research Series	1,404,106	2,856	(113,318)	1,293,644
MFS Total Return Bond Series	8,000,609	6,147	(271,679)	7,735,077
MFS Value Series	1,935,497	5,927	(131,777)	1,809,647

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(166,376)	$—	$—	$48,027,663
MFS Global Real Estate Portfolio	55,406	—	—	12,075,149
MFS Government Securities Portfolio	(138,301)	—	—	60,173,548
MFS Growth Series	1,172,194	—	—	36,129,519
MFS High Yield Portfolio	(51,864)	—	—	30,172,030
MFS Inflation-Adjusted Bond Portfolio	(170,916)	—	—	60,212,088
MFS Institutional Money Market Portfolio	(116)	—	1,799	1,265,736
MFS International Growth Portfolio	70,630	—	—	12,014,967
MFS International Value Portfolio	329,399	—	—	11,950,778
MFS Limited Maturity Portfolio	(18,611)	—	—	72,224,511
MFS Mid Cap Growth Series	308,914	—	—	24,099,308
MFS Mid Cap Value Portfolio	19,286	—	—	24,061,103
MFS New Discovery Series	(13,668)	—	—	6,043,387
MFS New Discovery Value Portfolio	47,946	—	—	6,019,518
MFS Research International Portfolio	166,213	—	—	23,941,320
MFS Research Series	584,347	—	—	36,092,677
MFS Total Return Bond Series	(176,898)	—	—	102,335,068
MFS Value Series	731,566	—	—	35,831,009

	$2,749,151	$—	$1,799	$602,669,379

4

QUARTERLY REPORT

March 31, 2017

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.8%
Real Estate – 96.5%
Advance Residence Investment Corp., REIT	1,713	$4,685,247
Alexandria Real Estate Equities, Inc., REIT	47,799	5,282,745
Ascendas India Trust, REIT	4,581,800	3,684,830
Atrium European Real Estate Ltd.	543,220	2,198,070
AvalonBay Communities, Inc., REIT	38,446	7,058,686
Big Yellow Group PLC, REIT	334,357	3,060,182
Boardwalk, REIT	154,290	5,472,692
Colony Starwood Homes, REIT	104,240	3,538,948
Derwent London PLC, REIT	119,980	4,227,083
Dream Office, REIT	417,064	6,033,997
Entra ASA	179,113	1,955,678
Equity Commonwealth, REIT (a)	130,670	4,079,517
Equity Lifestyle Properties, Inc., REIT	64,897	5,000,963
Gateway Lifestyle Group Stapled Security	2,479,558	3,959,258
Gramercy Property Trust, REIT	145,022	3,814,079
Grand City Properties S.A.	152,363	2,801,391
Hang Lung Properties Ltd.	2,100,944	5,460,859
Hibernia PLC, REIT	1,203,725	1,598,746
Japan Logistics Fund, Inc., REIT	1,465	3,152,915
Kenedix Office Investment Corp., REIT	569	3,352,771
Kerry Properties Ltd.	974,000	3,377,636
LEG Immobilien AG	26,630	2,182,938
Life Storage, Inc., REIT	60,990	5,008,499
Link REIT	664,764	4,657,582
LondonMetric Property PLC, REIT	1,236,170	2,474,979
Mapletree Logistics Trust, REIT	5,025,803	3,934,128
Medical Properties Trust, Inc., REIT	383,680	4,945,635
Mid-America Apartment Communities, Inc., REIT	59,703	6,074,183
Mitsui Fudosan Co. Ltd.	280,075	5,972,317

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
National Storage, REIT	3,721,895	$4,066,243
OUTFRONT Media, Inc., REIT	83,554	2,218,359
Parkway, Inc., REIT	79,233	1,575,944
Public Storage, Inc., REIT	36,967	8,092,446
Rexford Industrial Realty, Inc., REIT	109,238	2,460,040
Shaftesbury PLC, REIT	224,998	2,579,386
Simon Property Group, Inc., REIT	52,167	8,974,289
STAG Industrial, Inc., REIT	139,597	3,492,717
Starwood Property Trust, Inc., REIT	150,443	3,397,003
Store Capital Corp., REIT	186,159	4,445,477
Sun Communities, Inc., REIT	49,669	3,989,911
Tanger Factory Outlet Centers, Inc., REIT	89,142	2,921,183
Unibail-Rodamco, REIT	27,109	6,336,345
Urban Edge Properties, REIT	121,424	3,193,451
Washington Prime Group, Inc., REIT	412,049	3,580,706
Weyerhaeuser Co., REIT	122,690	4,169,006

		$184,539,060

Telecommunications – Wireless – 2.3%
American Tower Corp., REIT	36,870	$4,481,180

Total Common Stocks		$189,020,240

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.7% (v)	1,685,597	$1,685,429

Total Investments		$190,705,669

OTHER ASSETS, LESS LIABILITIES – 0.3%		481,991

Net Assets – 100.0%		$191,187,660

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$189,020,240	$—	$—	$189,020,240
Mutual Funds	1,685,429	—	—	1,685,429
Total Investments	$190,705,669	$—	$—	$190,705,669

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $50,940,341 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

2

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$176,269,123
Gross unrealized appreciation	21,898,748
Gross unrealized depreciation	(7,462,202)
Net unrealized appreciation (depreciation)	$14,436,546

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,776,118	7,001,449	(8,091,970)	1,685,597

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$48	$—	$2,832	$1,685,429

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

United States	54.4%
Japan	9.0%
Hong Kong	7.1%
United Kingdom	6.4%
Canada	6.0%
Australia	4.2%
Singapore	4.0%
France	3.3%
Germany	2.6%
Other Countries	3.0%

3

QUARTERLY REPORT

March 31, 2017

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Emerging Markets Equity Portfolio – Initial Class	305,170	$4,287,639
MFS Global Governments Portfolio – Initial Class (a)	1,709,893	17,116,030
MFS Global Real Estate Portfolio – Initial Class	1,487,329	21,506,777
MFS Growth Series – Initial Class	1,110,467	47,272,586
MFS High Yield Portfolio – Initial Class	3,627,278	21,509,757
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	2,121,061	21,465,135
MFS International Growth Portfolio – Initial Class	1,636,690	21,457,011
MFS International Value Portfolio – Initial Class	883,258	21,366,011
MFS Limited Maturity Portfolio – Initial Class	838,961	8,582,576
MFS Mid Cap Growth Series – Initial Class	4,541,059	38,689,819
MFS Mid Cap Value Portfolio – Initial Class	4,487,835	38,505,627
MFS New Discovery Series – Initial Class	501,370	8,618,548

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Value Portfolio – Initial Class	774,073	$8,561,248
MFS Research International Portfolio – Initial Class	2,648,029	38,528,818
MFS Research Series – Initial Class	1,538,387	42,920,984
MFS Total Return Bond Series – Initial Class	1,622,052	21,459,745
MFS Value Series – Initial Class	2,371,225	46,950,245

Total Underlying Affiliated Funds		$428,798,556

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.7% (v)	105	$105

Total Investments		$428,798,661

OTHER ASSETS, LESS LIABILITIES – 0.1%		234,613

Net Assets – 100.0%		$429,033,274

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$428,798,661	$—	$—	$428,798,661

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$359,923,022
Gross unrealized appreciation	71,416,249
Gross unrealized depreciation	(2,540,610)
Net unrealized appreciation (depreciation)	$68,875,639

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	332,359	662	(27,851)	305,170
MFS Global Governments Portfolio	1,644,025	75,479	(9,611)	1,709,893
MFS Global Real Estate Portfolio	1,519,359	4,158	(36,188)	1,487,329
MFS Growth Series	1,198,827	56	(88,416)	1,110,467
MFS High Yield Portfolio	3,691,362	15,493	(79,577)	3,627,278
MFS Inflation-Adjusted Bond Fund	2,086,034	51,348	(16,321)	2,121,061
MFS Institutional Money Market Portfolio	416,288	6,274,267	(6,690,450)	105
MFS International Growth Portfolio	1,741,544	6,903	(111,757)	1,636,690
MFS International Value Portfolio	935,257	2,707	(54,706)	883,258
MFS Limited Maturity Portfolio	832,134	12,611	(5,784)	838,961
MFS Mid Cap Growth Series	4,796,751	540	(256,232)	4,541,059
MFS Mid Cap Value Portfolio	4,649,648	3,724	(165,537)	4,487,835
MFS New Discovery Series	526,593	284	(25,507)	501,370
MFS New Discovery Value Portfolio	799,029	1,548	(26,504)	774,073
MFS Research International Portfolio	2,822,484	17,719	(192,174)	2,648,029
MFS Research Series	1,635,509	185	(97,307)	1,538,387
MFS Total Return Bond Series	1,599,853	30,980	(8,781)	1,622,052
MFS Value Series	2,487,093	674	(116,542)	2,371,225

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$(16,182)	$—	$—	$4,287,639
MFS Global Governments Portfolio	(10,406)	—	—	17,116,030
MFS Global Real Estate Portfolio	(3,752)	—	—	21,506,777
MFS Growth Series	971,910	—	—	47,272,586
MFS High Yield Portfolio	(18,128)	—	—	21,509,757
MFS Inflation-Adjusted Bond Fund	(8,397)	—	—	21,465,135
MFS Institutional Money Market Portfolio	(166)	—	172	105
MFS International Growth Portfolio	53,803	—	—	21,457,011
MFS International Value Portfolio	318,978	—	—	21,366,011
MFS Limited Maturity Portfolio	(46)	—	—	8,582,576
MFS Mid Cap Growth Series	293,641	—	—	38,689,819
MFS Mid Cap Value Portfolio	15,440	—	—	38,505,627
MFS New Discovery Series	(502)	—	—	8,618,548
MFS New Discovery Value Portfolio	34,923	—	—	8,561,248
MFS Research International Portfolio	183,089	—	—	38,528,818
MFS Research Series	251,759	—	—	42,920,984
MFS Total Return Bond Series	(6,752)	—	—	21,459,745
MFS Value Series	651,815	—	—	46,950,245

	$2,711,027	$—	$172	$428,798,661

4

QUARTERLY REPORT

March 31, 2017

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 96.7%
International Market Sovereign – 55.0%
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/2022	AUD	1,190,160	$938,442
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030	EUR	1,696,273	2,103,327
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046	EUR	890,409	1,104,210
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2021	CAD	3,273,795	2,989,312
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	8,405,562	8,792,072
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	892,880	1,009,162
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036	CAD	880,257	951,076
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041	CAD	1,293,748	1,259,309
Government of Canada, Inflation Linked Bond, 1.5%, 12/01/2044	CAD	784,252	707,676
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047	CAD	945,423	821,182
Government of Japan, Inflation Linked Bond, 1.3%, 9/10/2017	JPY	769,500,000	7,177,991
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/2018	JPY	203,600,000	1,928,467
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	806,395,500	7,638,050
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/2025	NZD	3,338,240	2,346,656
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/2023	DKK	6,264,600	965,526
Kingdom of Spain, Inflation Linked Bond, 0.55%, 11/30/2019	EUR	4,516,065	5,037,908
Kingdom of Spain, Inflation Linked Bond, 0.3%, 11/30/2021	EUR	1,804,410	2,020,102
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	4,350,476	5,217,231
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	4,803,936	5,237,174
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/2020	SEK	12,959,962	1,781,380
Kingdom of Sweden, Inflation Linked Bond, 0.25%, 6/01/2022	SEK	25,511,490	3,178,404
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	8,059,002	1,404,553
Republic of France, Inflation Linked Bond, 1.3%, 7/25/2019	EUR	2,677,025	3,046,906
Republic of France, Inflation Linked Bond, 2.25%, 7/25/2020	EUR	4,891,840	5,878,789
Republic of France, Inflation Linked Bond, 1.1%, 7/25/2022	EUR	3,478,944	4,153,283

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Republic of France, Inflation Linked Bond, 2.1%, 7/25/2023	EUR	3,033,443	$3,864,256
Republic of France, Inflation Linked Bond, 0.25%, 7/25/2024	EUR	4,377,787	5,011,149
Republic of France, Inflation Linked Bond, 3.4%, 7/25/2029	EUR	1,078,944	1,681,797
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030	EUR	452,255	534,707
Republic of France, Inflation Linked Bond, 3.15%, 7/25/2032	EUR	1,671,559	2,670,638
Republic of France, Inflation Linked Bond, 1.8%, 7/25/2040	EUR	45,912	67,526
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047	EUR	400,108	401,498
Republic of Italy, Inflation Linked Bond, 2.1%, 9/15/2021	EUR	3,257,460	3,816,364
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023	EUR	3,089,394	3,742,737
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024	EUR	201,438	238,039
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026	EUR	579,253	726,137
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032	EUR	1,001,130	1,048,247
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2026	GBP	1,851,474	2,813,185
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2027	GBP	958,356	1,657,781
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	3,023,781	4,819,650
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 7/22/2030	GBP	1,493,560	3,529,054
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2032	GBP	1,890,539	3,690,866
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034	GBP	2,116,585	3,986,429
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035	GBP	2,277,244	5,022,051
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037	GBP	2,443,538	5,267,272
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040	GBP	2,776,905	5,811,318
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042	GBP	1,863,290	4,103,221
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044	GBP	2,153,620	4,352,841
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046	GBP	1,525,377	3,181,101
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047	GBP	1,947,628	4,792,032
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050	GBP	2,143,976	5,243,698
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052	GBP	1,641,032	3,930,389

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055	GBP	1,740,416	$5,638,732
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056	GBP	200,612	502,950
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058	GBP	1,567,863	4,054,701
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062	GBP	1,857,829	5,598,934
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065	GBP	719,234	2,155,590
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068	GBP	1,686,519	5,353,721

			$186,996,799

U.S. Treasury Inflation Protected Securities – 41.0%
U.S. Treasury Bonds, 0.125%, 4/15/2020		$6,741,735	$6,842,258
U.S. Treasury Bonds, 1.125%, 1/15/2021		3,716,308	3,912,864
U.S. Treasury Bonds, 0.375%, 7/15/2023		4,518,221	4,590,300
U.S. Treasury Bonds, 0.625%, 1/15/2024		5,342,258	5,468,854
U.S. Treasury Bonds, 0.125%, 7/15/2024		4,205,265	4,166,026
U.S. Treasury Bonds, 0.25%, 1/15/2025		6,601,015	6,544,867
U.S. Treasury Bonds, 2.375%, 1/15/2025		6,923,433	7,985,148
U.S. Treasury Bonds, 0.375%, 7/15/2025		4,084,629	4,095,070
U.S. Treasury Bonds, 0.625%, 1/15/2026		7,053,318	7,181,251
U.S. Treasury Bonds, 2%, 1/15/2026		1,381,636	1,567,516

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 2.375%, 1/15/2027	$2,520,872	$2,979,421
U.S. Treasury Bonds, 1.75%, 1/15/2028	1,388,961	1,570,561
U.S. Treasury Bonds, 3.625%, 4/15/2028	2,495,875	3,317,552
U.S. Treasury Bonds, 2.5%, 1/15/2029	1,136,957	1,390,006
U.S. Treasury Bonds, 3.875%, 4/15/2029	4,184,252	5,786,075
U.S. Treasury Bonds, 3.375%, 4/15/2032	684,195	960,879
U.S. Treasury Bonds, 2.125%, 2/15/2040	3,199,345	4,035,321
U.S. Treasury Bonds, 2.125%, 2/15/2041	3,179,876	4,030,804
U.S. Treasury Bonds, 0.75%, 2/15/2042	4,549,061	4,372,881
U.S. Treasury Bonds, 0.625%, 2/15/2043	3,602,495	3,349,196
U.S. Treasury Bonds, 1.375%, 2/15/2044	3,591,352	3,959,484
U.S. Treasury Bonds, 0.75%, 2/15/2045	2,700,362	2,570,550
U.S. Treasury Bonds, 1%, 2/15/2046	3,344,869	3,395,707
U.S. Treasury Notes, 0.125%, 4/15/2019	7,319,291	7,426,768
U.S. Treasury Notes, 1.875%, 7/15/2019	2,275,120	2,416,760
U.S. Treasury Notes, 1.375%, 1/15/2020	1,986,958	2,093,120
U.S. Treasury Notes, 1.25%, 7/15/2020	3,449,253	3,649,799
U.S. Treasury Notes, 0.125%, 4/15/2021	4,559,424	4,606,441
U.S. Treasury Notes, 0.625%, 7/15/2021	8,506,049	8,822,772
U.S. Treasury Notes, 0.125%, 1/15/2022	4,878,494	4,915,088
U.S. Treasury Notes, 0.125%, 7/15/2022	5,248,307	5,288,982
U.S. Treasury Notes, 0.125%, 1/15/2023	6,143,211	6,139,476

		$139,431,797

U.S. Treasury Obligations – 0.7%
U.S. Treasury Notes, 2%, 11/15/2026	$2,500,000	$2,415,040

Total Bonds		$328,843,636

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.7% (v)	8,681,680	$8,680,812

Total Investments		$337,524,448

OTHER ASSETS, LESS LIABILITIES – 0.7%		2,419,714

Net Assets – 100.0%		$339,944,162

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CNH	Chinese Yuan Renminbi (Offshore)

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

2

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/17

Forward Foreign Currency Exchange Contracts at 3/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	1,868,747	6/09/17	$1,413,567	$1,426,024	$12,457
BUY	CAD	Brown Brothers Harriman	2,244,000	6/09/17	1,671,114	1,688,898	17,784
BUY	CNH	JPMorgan Chase Bank N.A.	23,776,000	5/23/17-1/05/18	3,368,408	3,419,029	50,621
SELL	CNH	JPMorgan Chase Bank N.A.	11,888,000	5/23/17	1,767,732	1,723,260	44,472
BUY	EUR	Goldman Sachs International	1,580,000	6/09/17	1,674,994	1,690,689	15,695
BUY	EUR	JPMorgan Chase Bank N.A.	4,800,720	6/09/17	5,098,941	5,137,040	38,099
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,576,538	6/09/17	1,676,199	1,686,984	10,785
SELL	EUR	Morgan Stanley Capital Services, Inc.	1,014,717	6/09/17	1,100,308	1,085,804	14,504
BUY	GBP	Barclays Bank PLC	9,634,790	6/09/17	11,788,233	12,089,930	301,697
BUY	GBP	Goldman Sachs International	815,000	6/09/17	1,017,376	1,022,679	5,303
BUY	JPY	Goldman Sachs International	189,878,000	6/09/17	1,705,518	1,709,731	4,213
SELL	NOK	Morgan Stanley Capital Services, Inc.	14,295,000	6/09/17	1,683,057	1,665,982	17,075
BUY	NZD	JPMorgan Chase Bank N.A.	87,516	6/09/17	60,782	61,245	463
SELL	NZD	Goldman Sachs International	1,576,298	6/09/17	1,103,238	1,103,123	115

							$533,283

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	2,200,000	6/09/17	$1,656,761	$1,678,801	$(22,040)
SELL	CAD	Citibank N.A.	17,258,671	6/09/17	12,880,422	12,989,362	(108,940)
SELL	CAD	Westpac Banking Corp.	2,240,000	6/09/17	1,667,473	1,685,887	(18,414)
SELL	CNH	JPMorgan Chase Bank N.A.	11,888,000	1/05/18	1,667,438	1,695,769	(28,331)
SELL	DKK	Goldman Sachs International	1,406,894	6/09/17	200,931	202,405	(1,474)
BUY	EUR	Goldman Sachs International	941,000	6/09/17	1,021,124	1,006,923	(14,201)
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,567,000	6/09/17	1,693,961	1,676,778	(17,183)
BUY	GBP	Goldman Sachs International	1,499,313	6/09/17	1,882,059	1,881,369	(690)
SELL	GBP	JPMorgan Chase Bank N.A.	1,368,000	6/09/17	1,668,464	1,716,594	(48,130)
SELL	GBP	Morgan Stanley Capital Services, Inc.	785,489	6/09/17	970,659	985,648	(14,989)
BUY	JPY	JPMorgan Chase Bank N.A.	378,975,000	6/09/17	3,427,101	3,412,430	(14,671)
SELL	JPY	Brown Brothers Harriman	105,507,482	6/09/17	939,682	950,028	(10,346)
SELL	JPY	Goldman Sachs International	1,051,409,504	6/09/17	9,255,021	9,467,277	(212,256)
BUY	NOK	Goldman Sachs International	14,108,000	6/09/17	1,662,654	1,644,188	(18,466)
BUY	SEK	Deutsche Bank AG	15,057,000	6/09/17	1,711,585	1,685,582	(26,003)
BUY	SEK	Goldman Sachs International	2,987,000	6/09/17	341,302	334,385	(6,917)
SELL	SEK	Goldman Sachs International	29,153,116	6/09/17	3,251,925	3,263,596	(11,671)

							$(574,722)

At March 31, 2017, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$141,846,837	$—	$141,846,837
Non-U.S. Sovereign Debt	—	186,996,799	—	186,996,799
Mutual Funds	8,680,812	—	—	8,680,812
Total Investments	$8,680,812	$328,843,636	$—	$337,524,448

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$533,283	$—	$533,283
Forward Foreign Currency Exchange Contracts – Liabilities	—	(574,722)	—	(574,722)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$328,663,864
Gross unrealized appreciation	15,898,100
Gross unrealized depreciation	(7,037,516)
Net unrealized appreciation (depreciation)	$8,860,584

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,064,011	34,792,406	(28,174,737)	8,681,680

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(830)	$—	$12,981	$8,680,812

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

United States	44.9%
United Kingdom	25.2%
France	8.1%
Spain	5.2%
Japan	4.9%
Canada	4.9%
Italy	2.8%
Sweden	1.9%
Germany	0.9%
Other Countries	1.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

QUARTERLY REPORT

March 31, 2017

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 100.7%
Asset-Backed & Securitized – 19.8%
A Voce CLO Ltd., 2014-1A, “BR”, FRN, 3.173%, 7/15/2026 (n)	$2,276,000	$2,267,393
A Voce CLO, Ltd., 2014-1A, “A2R”, FRN, 2.573%, 7/15/2026 (n)	1,735,000	1,730,771
Adirondack Park CLO Ltd., FRN, 2.173%, 4/15/2024 (z)	480,000	479,190
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	211,990	212,003
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	1,519,850	1,519,650
Ares CLO Ltd., 2013-3A, “B1R”, FRN, 2.658%, 10/17/2024 (z)	2,162,000	2,162,000
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	19,706	19,701
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	1,722,995	1,721,686
Atrium CDO Corp., 2011-A, “BR”, FRN, 2.465%, 10/23/2025 (n)	1,735,000	1,735,000
Atrium CDO Corp., FRN, 2.143%, 7/16/2025 (z)	795,000	795,407
Avery Point CLO Ltd., 2014-1A, “CR”, FRN, 0%, 4/25/2026 (z)	1,720,000	1,720,000
Babson CLO Ltd., 2013-IIA, “A2R”, FRN, 2.573%, 1/18/2025 (n)	1,488,327	1,490,047
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 2.658%, 10/17/2026 (z)	2,609,000	2,609,130
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 3.273%, 1/18/2025 (n)	1,488,327	1,491,011
Ballyrock Ltd., 2014-1A, “A2R”, FRN, 0%, 10/20/2026 (z)	1,724,000	1,724,000
Ballyrock Ltd., 2014-1A, “BR”, FRN, 0%, 10/20/2026 (z)	730,000	730,000
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	4,180,000	4,135,549
Cent CLO LP, 2014-21A, “A2AR”, FRN, 0%, 7/27/2026 (n)	1,060,053	1,059,151
Cent CLO LP, 2014-21A, “BR”, FRN, 0%, 7/27/2026 (n)	1,439,531	1,435,680
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.062%, 3/15/2028 (n)	1,678,233	1,686,613
Chesapeake Funding LLC, “A”, FRN, 1.284%, 1/07/2025 (n)	341,557	341,433
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 1.334%, 2/07/2027 (n)	1,407,119	1,406,326
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	877,076	877,560
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	1,240,000	1,238,593
Colony Starwood Homes, 2016-2A, “A”, FRN, 2.192%, 12/17/2033 (n)	2,524,213	2,541,209
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	2,683,000	2,694,768
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	1,610,000	1,611,901

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	$2,525,000	$2,510,444
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.958%, 9/15/2039	809,878	813,774
Cutwater Ltd., 2014-1A, “A”, FRN, 2.543%, 7/15/2026 (z)	1,810,000	1,816,070
CWCapital Cobalt Ltd., “A4”, FRN, 5.879%, 5/15/2046	1,014,515	1,016,716
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	2,310,000	2,310,751
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 0%, 4/18/2026 (z)	790,000	786,063
Dryden Senior Loan Fund, 2014-34A, “BR”, FRN, 2.571%, 10/15/2026 (n)	1,064,000	1,064,000
Dryden Senior Loan Fund, 2014-34A, “CR”, FRN, 3.171%, 10/15/2026 (n)	1,364,684	1,364,684
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	380,806	380,922
Eaton Vance CLO Ltd, 2014-1A, BR”, FRN, 2.623%, 7/15/2026 (n)	1,284,737	1,285,706
Eaton Vance CLO Ltd., 2014-1A, “CR”, FRN, 3.273%, 7/15/2026 (n)	2,569,474	2,572,008
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	1,480,000	1,476,820
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	101,060	101,038
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	319,368	319,203
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	409,316	410,226
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	2,329,118	2,325,242
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	1,131,558	1,130,515
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	1,177,916	1,186,738
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,104,000	1,113,155
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,515,000	3,544,737
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	955,297	955,006
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,730,000	1,733,118
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	221,244	221,379
Goldentree Loan Opportunities Ltd., 2014-8A, “B1R”, FRN, 2.584%, 4/19/2026 (n)	2,784,114	2,783,146
Goldentree Loan Opportunities Ltd., 2014-8A, “CR”, FRN, 3.234%, 4/19/2026 (n)	1,606,220	1,600,038
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026 (z)	2,716,743	2,702,974
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.432%, 11/18/2026 (z)	1,759,743	1,757,586

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.407%, 12/10/2027 (n)	$198,287	$198,284
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,520,000	1,525,871
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	543,611	543,174
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027 (z)	1,619,932	1,627,856
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	273,264	273,197
Mercedes-Benz Master Owner Trust, 2016-AA, “A”, FRN, 1.492%, 5/15/2020 (n)	2,620,000	2,630,339
Motor PLC, 2015-1A, “A1”, FRN, 1.581%, 6/25/2022 (n)	988,348	988,420
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.882%, 11/25/2025 (n)	243,005	243,083
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	478,601	481,850
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.581%, 6/25/2065 (n)	892,288	894,410
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	3,702,000	3,700,818
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 1.312%, 1/15/2020	3,990,000	3,996,310
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.58%, 10/20/2026 (z)	1,752,000	1,750,634
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	645,689	646,857
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	810,000	809,096
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (z)	1,980,000	1,977,782
Santander Drive Auto Receivable Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	488,657	488,551
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	1,260,000	1,258,612
Shackelton CLO Ltd., 2013-4A, “CR”, FRN, 3.255%, 1/13/2025 (n)	880,000	880,000
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	918,885	921,199
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	3,150,000	3,139,700
Student Loan Consolidation Center, “A”, FRN, 2.201%, 10/25/2027 (n)	755,054	763,099
Sway Residential Trust, 2014-1, “A”, FRN, 2.242%, 1/17/2032 (n)	1,619,152	1,622,687
Thacher Park CLO Ltd. 2014-1A. “CR”, FRN, 3.857%, 10/20/2026 (n)	1,743,000	1,738,805
TICP CLO Ltd., FRN, 3.28%, 1/20/2027 (z)	1,528,000	1,528,000
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.192%, 5/17/2032 (n)	1,177,300	1,175,516
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (n)	1,710,000	1,666,761
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	3,077,000	3,058,128

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	$1,281,341	$1,281,387
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	27,438	27,431

		$122,555,688

Automotive – 3.3%
Daimler Finance North America LLC, 2.4%, 4/10/2017 (n)	$1,800,000	$1,800,254
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	2,220,000	2,225,498
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	1,530,000	1,522,665
Ford Motor Credit Co. LLC, FRN, 1.949%, 1/09/2018	1,940,000	1,947,324
Hyundai Capital America, 2%, 3/19/2018 (n)	2,863,000	2,865,580
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,820,000	1,825,724
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,510,000	1,512,540
Toyota Motor Credit Corp., FRN, 1.413%, 1/17/2019	3,370,000	3,381,064
Volkswagen Group of America Finance LLC, FRN, 1.423%, 5/23/2017 (n)	2,090,000	2,090,581
Volkswagen Group of America Finance LLC, FRN, 1.492%, 11/20/2017 (n)	1,080,000	1,080,686

		$20,251,916

Banks & Diversified Financials (Covered Bonds) – 0.7%
SpareBank 1 Boligkreditt A.S., 2.3%, 6/30/2017 (n)	$4,100,000	$4,109,594

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,141,000	$1,135,091

Brokerage & Asset Managers – 0.4%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,516,000	$2,556,817

Building – 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,780,000	$1,773,656

Business Services – 0.4%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$800,000	$811,046
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	1,810,000	1,772,488

		$2,583,534

Cable TV – 0.6%
Time Warner Cable, Inc., 5%, 2/01/2020	$3,475,000	$3,695,909

Chemicals – 1.3%
CF Industries, Inc., 6.875%, 5/01/2018	$2,348,000	$2,447,790
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	2,350,000	2,350,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Chemicals – continued
Dow Chemical Co., 8.55%, 5/15/2019	$1,570,000	$1,779,766
LyondellBasell Industries N.V., 5%, 4/15/2019	1,267,000	1,334,427

		$7,912,594

Computer Software – 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,660,000	$1,701,022
Microsoft Corp., 2%, 11/03/2020	2,379,000	2,386,810

		$4,087,832

Computer Software – Systems – 0.1%
Apple, Inc., 1.7%, 2/22/2019	$775,000	$778,069

Conglomerates – 0.5%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$930,000	$930,346
Roper Industries, Inc., 1.85%, 11/15/2017	1,299,000	1,300,160
Roper Technologies, Inc., 2.8%, 12/15/2021	783,000	783,883

		$3,014,389

Consumer Products – 1.2%
Mattel, Inc., 1.7%, 3/15/2018	$1,232,000	$1,229,912
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	3,470,000	3,531,662
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	2,480,000	2,486,813

		$7,248,387

Consumer Services – 0.3%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$1,788,000	$1,790,287

Electrical Equipment – 0.7%
Amphenol Corp., 1.55%, 9/15/2017	$1,230,000	$1,230,038
Arrow Electronics, Inc., 3%, 3/01/2018	919,000	928,153
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	2,430,000	2,446,325

		$4,604,516

Electronics – 0.8%
Broadcom Corp., “A”, 3%, 1/15/2022 (n)	$2,620,000	$2,616,662
Tyco Electronics Group S.A., 2.375%, 12/17/2018	971,000	979,642
Xilinx, Inc., 2.125%, 3/15/2019	1,490,000	1,494,543

		$5,090,847

Emerging Market Quasi-Sovereign – 0.8%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$2,022,000	$2,053,948
Petroleos Mexicanos, 3.125%, 1/23/2019	487,000	488,948
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	2,429,000	2,420,286

		$4,963,182

Emerging Market Sovereign – 0.3%
State of Qatar, 2.375%, 6/02/2021 (n)	$1,680,000	$1,661,419

Issuer	Shares/Par	Value ($)
BONDS – continued
Energy – Integrated – 0.6%
BP Capital Markets PLC, 2.521%, 1/15/2020	$1,371,000	$1,388,582
Shell International Finance B.V., 1.375%, 5/10/2019	2,640,000	2,616,586

		$4,005,168

Financial Institutions – 0.5%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$2,949,000	$2,956,328

Food & Beverages - 4.4%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$2,405,000	$2,408,487
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	2,528,000	2,547,011
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	2,700,000	2,697,284
Diageo Capital PLC, 1.5%, 5/11/2017	2,000,000	2,000,080
Ingredion, Inc., 1.8%, 9/25/2017	1,950,000	1,950,913
J.M. Smucker Co., 1.75%, 3/15/2018	960,000	961,009
Kraft Heinz Foods Co., 1.6%, 6/30/2017	2,710,000	2,710,824
Kraft Heinz Foods Co., 6.125%, 8/23/2018	1,800,000	1,903,295
Molson Coors Brewing Co., 2%, 5/01/2017	2,854,000	2,856,032
Mondelez International, Inc., FRN, 1.649%, 10/28/2019 (n)	3,160,000	3,173,063
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	810,000	900,935
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	2,722,000	2,709,415
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	334,000	336,710

		$27,155,058

Food & Drug Stores – 0.8%
CVS Health Corp., 1.9%, 7/20/2018	$1,000,000	$1,001,978
CVS Health Corp., 2.8%, 7/20/2020	1,530,000	1,555,640
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	2,250,000	2,252,738

		$4,810,356

Insurance – 1.4%
American International Group, Inc., 2.3%, 7/16/2019	$408,000	$409,507
American International Group, Inc., 3.3%, 3/01/2021	3,039,000	3,094,978
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,660,000	2,644,091
Prudential Financial, Inc., FRN, 1.819%, 8/15/2018	1,500,000	1,509,173
Voya Financial, Inc., 2.9%, 2/15/2018	1,254,000	1,265,413

		$8,923,162

Insurance – Health – 0.3%
UnitedHealth Group, Inc., 1.45%, 7/17/2017	$2,060,000	$2,061,391

Insurance – Property & Casualty – 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$1,740,000	$1,752,257

International Market Quasi-Sovereign – 4.7%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$4,000,000	$4,000,048

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
International Market Quasi-Sovereign – continued
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$4,000,000	$3,994,480
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	1,390,000	1,395,372
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	3,880,000	3,872,469
Electricite de France, 2.15%, 1/22/2019 (n)	2,500,000	2,502,875
KFW Government Development Banks, 0.875%, 4/19/2018	1,810,000	1,802,831
KFW Government Development Banks, 1.125%, 11/16/2018	1,180,000	1,174,629
Kommunalbanken A.S., 1%, 3/15/2018 (n)	2,000,000	1,992,912
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	1,520,000	1,521,660
Statoil A.S.A., FRN, 1.329%, 5/15/2018	911,000	912,467
Statoil A.S.A., FRN, 1.498%, 11/08/2018	1,600,000	1,608,885
Swedish Export Credit Corp., 1.125%, 8/28/2019	4,510,000	4,445,327

		$29,223,955

International Market Sovereign – 0.7%
Kingdom of Sweden, 1%, 2/27/2018 (n)	$3,040,000	$3,033,154
Republic of Finland, 1%, 4/23/2019 (n)	1,190,000	1,175,756

		$4,208,910

Internet – 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$440,000	$443,685

Major Banks – 20.1%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$3,280,000	$3,280,833
Bank of America Corp., 6%, 9/01/2017	5,050,000	5,140,703
Bank of America Corp., 6.875%, 4/25/2018	1,000,000	1,052,233
Bank of America Corp., 1.75%, 6/05/2018	2,490,000	2,496,352
Bank of America Corp., 2.151%, 11/09/2020	1,300,000	1,288,270
Bank of Montreal, FRN, 1.609%, 4/09/2018	1,380,000	1,384,789
Bank of Montreal, FRN, 1.673%, 7/18/2019	2,110,000	2,123,848
Bank of Nova Scotia, 1.44%, 9/01/2017	3,610,000	3,613,486
Barclays PLC, 3.25%, 1/12/2021	4,360,000	4,390,694
Commonwealth Bank of Australia, 1.75%, 11/02/2018	610,000	609,064
Commonwealth Bank of Australia, FRN, 1.376%, 9/08/2017 (n)	1,700,000	1,700,991
Credit Agricole, 1.43%, 9/01/2017	3,630,000	3,633,008
Credit Agricole, “A”, FRN, 2.44%, 1/10/2022 (n)	1,270,000	1,280,413
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	2,020,000	2,016,806
Credit Suisse New York, 1.75%, 1/29/2018	2,170,000	2,171,619
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	2,815,000	2,815,000
Goldman Sachs Group, Inc., 2%, 4/25/2019	60,000	59,889

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	$6,227,000	$6,283,579
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	2,544,000	2,544,544
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,970,000	1,974,825
Goldman Sachs Group, Inc., FRN, 1.72%, 5/22/2017	1,200,000	1,200,986
HSBC Bank PLC, FRN, 1.679%, 5/15/2018 (n)	2,273,000	2,280,071
HSBC Holdings PLC, 3.262% to 3/13/2022, FRN to 3/13/2023	1,745,000	1,754,716
Huntington National Bank, FRN, 1.468%, 4/24/2017	3,470,000	3,470,888
ING Bank N.V., 1.8%, 3/16/2018 (n)	3,290,000	3,294,965
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,340,000	1,352,076
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	1,340,000	1,348,753
Mizuho Bank Ltd., FRN, 1.602%, 9/25/2017 (n)	960,000	960,768
Mizuho Bank Ltd., FRN, 2.22%, 10/20/2018 (n)	2,390,000	2,413,704
Morgan Stanley, 2.375%, 7/23/2019	4,566,000	4,594,172
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,321,942
Nordea Bank AB, FRN, 1.357%, 4/04/2017 (n)	1,730,000	1,730,000
PNC Bank N.A., 2.25%, 7/02/2019	3,080,000	3,102,549
Royal Bank of Canada, 1.5%, 7/29/2019	3,527,000	3,490,862
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	1,721,000	1,721,021
Sumitomo Mitsui Banking Corp., FRN, 1.334%, 7/11/2017	2,430,000	2,430,965
Sumitomo Mitsui Banking Corp., FRN, 1.694%, 10/19/2018	2,710,000	2,717,382
Svenska Handelsbanken AB, 2.875%, 4/04/2017	2,500,000	2,500,000
Svenska Handelsbanken AB, 2.25%, 6/17/2019	2,580,000	2,594,523
Swedbank AB, 2.125%, 9/29/2017 (n)	5,039,000	5,054,807
Toronto-Dominion Bank, 1.45%, 9/06/2018	3,040,000	3,033,212
Toronto-Dominion Bank, 1.683%, 8/13/2019	2,770,000	2,791,163
UBS AG, 2.375%, 8/14/2019	1,660,000	1,671,142
UBS AG, FRN, 1.416%, 8/14/2017	2,050,000	2,051,574
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	2,915,000	2,920,055
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (z)	3,498,000	3,520,576
Wells Fargo & Co., FRN, 1.366%, 9/08/2017	4,090,000	4,093,939
Wells Fargo Bank N.A., FRN, 1.781%, 1/22/2018	250,000	251,273
Westpac Banking Corp., 1.55%, 5/25/2018	1,580,000	1,578,567

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Westpac Banking Corp., FRN, 1.382%, 5/19/2017	$1,890,000	$1,890,720

		$123,998,317

Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 1.8%, 12/15/2017	$155,000	$155,116
Covidien International Finance S.A., 6%, 10/15/2017	1,485,000	1,520,950
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,460,000	2,472,972

		$4,149,038

Medical Equipment – 1.3%
Abbott Laboratories, 2.35%, 11/22/2019	$2,680,000	$2,691,109
Abbott Laboratories, 2.9%, 11/30/2021	2,030,000	2,038,881
Medtronic, Inc., 1.5%, 3/15/2018	1,320,000	1,320,326
Zimmer Holdings, Inc., 2%, 4/01/2018	1,740,000	1,742,836

		$7,793,152

Metals & Mining – 0.4%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$800,000	$794,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	1,650,000	1,648,532

		$2,442,532

Midstream – 0.9%
Energy Transfer Partners LP, 2.5%, 6/15/2018	$1,050,000	$1,055,115
EnLink Midstream Partners LP, 2.7%, 4/01/2019	1,342,000	1,345,084
Enterprise Products Operating LP, 6.5%, 1/31/2019	630,000	681,099
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	1,460,000	1,461,064
ONEOK Partners LP, 2%, 10/01/2017	775,000	775,908
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	195,000	195,200

		$5,513,470

Mortgage-Backed – 2.6%
Fannie Mae, 2.8%, 3/01/2018	$2,975,685	$3,009,782
Fannie Mae, 3.735%, 6/01/2018	7,449,981	7,542,902
Fannie Mae, 5.5%, 5/01/2025	617,493	634,499
Fannie Mae, 5%, 3/01/2030 - 7/01/2039	1,244,530	1,359,709
Fannie Mae, 5%, 3/01/2042 (f)	945,708	1,036,203
Fannie Mae, FRN, 1.02%, 5/25/2018	1,275,545	1,276,204
Fannie Mae, FRN, 1.331%, 5/25/2018	1,387,308	1,387,604

		$16,246,903

Network & Telecom – 2.4%
AT&T, Inc., 2.3%, 3/11/2019	$1,530,000	$1,537,437
AT&T, Inc., 2.45%, 6/30/2020	3,240,000	3,239,767
AT&T, Inc., 3.2%, 3/01/2022	2,171,000	2,191,473
British Telecommunications PLC, 2.35%, 2/14/2019	1,860,000	1,870,256

Issuer	Shares/Par	Value ($)
BONDS – continued
Network & Telecom – continued
Verizon Communications, Inc., 6.1%, 4/15/2018	$2,500,000	$2,613,020
Verizon Communications, Inc., 4.5%, 9/15/2020	3,172,000	3,376,223

		$14,828,176

Oil Services – 0.2%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$1,480,000	$1,482,608

Oils – 0.5%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,908,000	$2,932,980

Other Banks & Diversified Financials – 8.4%
Banco Santander Chile, FRN, 1.914%, 4/11/2017 (n)	$510,000	$510,087
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	798,000	804,839
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	2,430,000	2,414,579
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	2,470,000	2,472,806
BPCE S.A., 1.625%, 1/26/2018	840,000	839,060
Branch Banking & Trust Co., 1.45%, 5/10/2019	2,610,000	2,582,958
Capital One Bank (USA) N.A., FRN, 1.713%, 2/05/2018	2,300,000	2,306,797
Citigroup, Inc., 2.4%, 2/18/2020	3,044,000	3,054,645
Citigroup, Inc., FRN, 2.224%, 8/02/2021	1,910,000	1,939,720
Citizens Bank N.A., 2.3%, 12/03/2018	1,380,000	1,386,886
Citizens Bank N.A., 2.5%, 3/14/2019	1,400,000	1,409,254
Citizens Bank N.A., 2.25%, 3/02/2020	1,400,000	1,397,990
Citizens Bank N.A., 2.55%, 5/13/2021	374,000	371,877
Commonwealth Bank of Australia, 2.3%, 9/06/2019	2,579,000	2,595,658
Discover Bank, 3.1%, 6/04/2020	1,705,000	1,739,298
Fifth Third Bancorp, 1.35%, 6/01/2017	3,620,000	3,620,529
Fifth Third Bancorp, 2.3%, 3/01/2019	1,171,000	1,178,342
Fifth Third Bancorp, 2.3%, 3/15/2019	1,200,000	1,208,114
First Republic Bank, 2.375%, 6/17/2019	849,000	847,872
Groupe BPCE S.A., 2.5%, 12/10/2018	2,980,000	3,000,145
Lloyds Bank PLC, 2.041%, 1/22/2019	730,000	737,377
Macquarie Bank Ltd., FRN, 1.661%, 10/27/2017 (n)	2,670,000	2,677,922
National Australia Bank Ltd., 1.375%, 7/12/2019	1,900,000	1,872,564
National Bank of Canada, FRN, 1.961%, 12/14/2018	2,480,000	2,495,654
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	3,090,000	3,049,787
SunTrust Banks, Inc., 2.7%, 1/27/2022	2,255,000	2,246,239
Union Bank N.A., 2.125%, 6/16/2017	2,825,000	2,831,046

		$51,592,045

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$743,000	$731,617

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Pharmaceuticals – 3.8%
Actavis Funding SCS, 2.35%, 3/12/2018	$1,038,000	$1,042,526
Actavis, Inc., 1.875%, 10/01/2017	5,250,000	5,254,935
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	1,550,000	1,548,715
Biogen, Inc., 2.9%, 9/15/2020	1,780,000	1,811,796
Celgene Corp., 2.125%, 8/15/2018	2,550,000	2,560,271
EMD Finance LLC, 1.7%, 3/19/2018 (n)	2,790,000	2,787,082
Gilead Sciences, Inc., 1.85%, 9/04/2018	2,490,000	2,497,659
Mylan N.V., 2.5%, 6/07/2019	1,170,000	1,175,349
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	4,540,000	4,507,280

		$23,185,613

Real Estate – Healthcare – 0.3%
Welltower, Inc., REIT, 4.7%, 9/15/2017	$1,845,000	$1,869,223

Real Estate – Office – 0.3%
Vornado Realty LP, REIT, 2.5%, 6/30/2019	$1,824,000	$1,834,322

Real Estate – Retail – 0.4%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$1,208,000	$1,207,017
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	1,190,000	1,190,294

		$2,397,311

Restaurants – 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$1,390,000	$1,398,479

Retailers – 0.3%
Dollar General Corp., 1.875%, 4/15/2018	$365,000	$365,341
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	1,593,000	1,595,072

		$1,960,413

Specialty Chemicals – 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$1,270,000	$1,304,701

Supranational – 1.2%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$2,470,000	$2,490,995
Corporacion Andina de Fomento, 1.5%, 8/08/2017	1,650,000	1,650,512
Corporacion Andina de Fomento, FRN, 1.589%, 1/29/2018	1,490,000	1,492,961
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	1,330,000	1,326,671
West African Development Bank, 5.5%, 5/06/2021 (n)	481,000	505,050

		$7,466,189

Telecommunications – Wireless – 1.1%
American Tower Corp., 2.8%, 6/01/2020	$857,000	$863,172
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	1,900,000	1,895,410
Crown Castle International Corp., 3.4%, 2/15/2021	1,000,000	1,017,207
SBA Tower Trust, 2.877%, 7/15/2021 (n)	629,000	625,295
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,395,000	2,402,442

		$6,803,526

Issuer	Shares/Par	Value ($)
BONDS – continued
Telephone Services – 0.3%
Qwest Corp., 6.5%, 6/01/2017	$1,640,000	$1,648,213

Tobacco – 1.3%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$2,494,000	$2,495,696
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	3,388,000	3,431,187
Reynolds American, Inc., 2.3%, 6/12/2018	1,950,000	1,961,714

		$7,888,597

Transportation – Services – 0.5%
TTX Co., 2.6%, 6/15/2020 (n)	$3,160,000	$3,166,029

U.S. Government Agencies and Equivalents – 1.6%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$2,040,000	$2,057,260
National Credit Union Administration, “1-A”, FRN, 1.304%, 1/08/2020	1,001,048	1,002,583
National Credit Union Administration, “1-A”, FRN, 1.234%, 3/06/2020	328,405	328,471
National Credit Union Administration, FRN, 1.148%, 11/06/2017	758,031	758,156
National Credit Union Administration, FRN, 1.29%, 3/11/2020	1,471,158	1,472,011
National Credit Union Administration, FRN, 1.431%, 10/07/2020	464,678	465,186
National Credit Union Administration, FRN, 1.207%, 12/07/2020	564,697	564,697
Private Export Funding Corp., 1.875%, 7/15/2018	3,440,000	3,463,306

		$10,111,670

U.S. Treasury Obligations – 0.6%
U.S. Treasury Notes, 1.875%, 2/28/2022	$4,000,000	$3,991,408

Utilities – Electric Power – 4.8%
Dominion Resources, Inc., 1.6%, 8/15/2019	$1,070,000	$1,056,609
Dominion Resources, Inc., 2.962%, 7/01/2019	1,310,000	1,328,612
Duke Energy Corp., FRN, 1.377%, 4/03/2017	2,650,000	2,650,000
Emera U.S. Finance LP, 2.15%, 6/15/2019	2,021,000	2,020,390
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	680,000	693,626
Eversource Energy, 2.5%, 3/15/2021	1,240,000	1,230,570
Great Plains Energy, Inc, 2.5%, 3/09/2020	1,784,000	1,791,511
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	4,180,000	4,193,472
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,722,000	1,732,496
PG&E Corp., 2.4%, 3/01/2019	2,129,000	2,144,139
Southern Co., 2.45%, 9/01/2018	3,000,000	3,025,176
Southern Co., 1.85%, 7/01/2019	2,600,000	2,585,861
Southern Power Co., 1.85%, 12/01/2017	440,000	440,433
Virginia Electric & Power Co., 1.2%, 1/15/2018	2,790,000	2,780,522
Xcel Energy, Inc., 1.2%, 6/01/2017	1,940,000	1,938,625

		$29,612,042

Total Bonds		$621,702,571

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.7% (v)	15,613,396	$15,611,835

Total Investments		$637,314,406

OTHER ASSETS, LESS LIABILITIES – (3.3)%		(20,075,108)

Net Assets – 100.0%		$617,239,298

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $220,034,040, representing 35.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Adirondack Park CLO Ltd., FRN, 2.173%, 4/15/2024	8/17/16	$478,338	$479,190
Ares CLO Ltd., 2013-3A, “B1R”, FRN, 2.658%, 10/17/2024	3/16/17	2,162,000	2,162,000
Atrium CDO Corp., FRN, 2.143%, 7/16/2025	8/17/16	792,214	795,407
Avery Point CLO Ltd., 2014-1A, “CR”, FRN, 0%, 4/25/2026	3/30/17	1,720,000	1,720,000
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 2.658%, 10/17/2026	3/10/17	2,609,000	2,609,130
Ballyrock Ltd., 2014-1A, “A2R”, FRN, 0%, 10/20/2026	3/30/17	1,724,000	1,724,000
Ballyrock Ltd., 2014-1A, “BR”, FRN, 0%, 10/20/2026	3/30/17	730,000	730,000
Cutwater Ltd., 2014-1A, “A”, FRN, 2.543%, 7/15/2026	9/09/16	1,806,571	1,816,070
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 0%, 4/18/2026	3/22/17	790,000	786,063
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026	2/09/17-3/09/17	2,716,267	2,702,974
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.432%, 11/18/2026	2/09/17	1,759,743	1,757,586
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	3/30/17	3,430,282	3,431,187
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027	7/27/16	1,612,288	1,627,856
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	478,601	481,850
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.58%, 10/20/2026	2/17/17	1,752,000	1,750,634
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	645,660	646,857
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021	3/15/17	1,979,644	1,977,782
TICP CLO Ltd., FRN, 3.28%, 1/20/2027	3/20/17	1,528,000	1,528,000
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023	3/16/17	3,497,930	3,520,576
Total Restricted Securities			$32,247,162
% of Net assets			5.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/17

Futures Contracts at 3/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	USD	356	$77,057,313	June - 2017	$9,865

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	330	$38,849,766	June - 2017	$(29,264)

At March 31, 2017, the fund had liquid securities with an aggregate value of $595,265 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$14,103,078	$—	$14,103,078
Non-U.S. Sovereign Debt	—	47,523,655	—	47,523,655
U.S. Corporate Bonds	—	258,919,388	—	258,919,388
Residential Mortgage-Backed Securities	—	23,253,075	—	23,253,075
Commercial Mortgage-Backed Securities	—	1,830,491	—	1,830,491
Asset-Backed Securities (including CDOs)	—	113,719,027	—	113,719,027
Foreign Bonds	—	162,353,857	—	162,353,857
Mutual Funds	15,611,835	—	—	15,611,835
Total Investments	$15,611,835	$621,702,571	$—	$637,314,406

Other Financial Instruments
Futures Contracts – Assets	$9,865	$—	$—	$9,865
Futures Contracts – Liabilities	(29,264)	—	—	(29,264)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$636,875,441
Gross unrealized appreciation	1,850,548
Gross unrealized depreciation	(1,411,583)
Net unrealized appreciation (depreciation)	$438,965

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	23,249,759	58,693,896	(66,330,259)	15,613,396

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,034)	$—	$31,460	$15,611,835

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

United States	65.2%
United Kingdom	4.7%
Canada	3.6%
Sweden	3.4%
France	3.2%
Japan	2.9%
Netherlands	2.9%
Switzerland	2.8%
Australia	2.4%
Other Countries	8.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

March 31, 2017

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.8%
Aerospace – 2.2%
L3 Technologies, Inc.	20,564	$3,399,024
Leidos Holdings, Inc.	31,503	1,611,063
Rockwell Collins, Inc.	25,940	2,520,330

		$7,530,417

Airlines – 1.2%
Alaska Air Group, Inc.	18,051	$1,664,663
Delta Air Lines, Inc.	53,791	2,472,234

		$4,136,897

Alcoholic Beverages – 0.6%
Molson Coors Brewing Co.	19,448	$1,861,368

Apparel Manufacturers – 1.2%
Hanesbrands, Inc.	85,017	$1,764,953
PVH Corp.	22,328	2,310,278

		$4,075,231

Automotive – 3.0%
Delphi Automotive PLC	40,247	$3,239,481
Goodyear Tire & Rubber Co.	60,540	2,179,440
Harley-Davidson, Inc.	33,007	1,996,924
LKQ Corp. (a)	85,621	2,506,127

		$9,921,972

Broadcasting – 1.3%
Interpublic Group of Companies, Inc.	102,571	$2,520,169
Nielsen Holdings PLC	44,857	1,853,043

		$4,373,212

Brokerage & Asset Managers – 4.1%
Affiliated Managers Group, Inc.	8,435	$1,382,834
Apollo Global Management LLC, “A”	69,781	1,697,074
Invesco Ltd.	52,283	1,601,428
NASDAQ, Inc.	54,256	3,768,079
Raymond James Financial, Inc.	42,709	3,256,988
TD Ameritrade Holding Corp.	53,000	2,059,580

		$13,765,983

Business Services – 3.3%
Amdocs Ltd.	41,892	$2,554,993
Brenntag AG	23,574	1,321,566
Fidelity National Information Services, Inc.	38,685	3,080,100
First Data Corp. (a)	59,559	923,165
Global Payments, Inc.	21,136	1,705,252
Realogy Holdings Corp.	48,204	1,435,997

		$11,021,073

Chemicals – 2.3%
Celanese Corp.	31,883	$2,864,688
FMC Corp.	33,074	2,301,620
PPG Industries, Inc.	24,128	2,535,370

		$7,701,678

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – 1.9%
Check Point Software Technologies Ltd. (a)	20,331	$2,087,180
Sabre Corp.	82,611	1,750,527
Symantec Corp.	81,933	2,513,704

		$6,351,411

Computer Software – Systems – 2.5%
NCR Corp. (a)	61,078	$2,790,043
NICE Systems Ltd., ADR	24,993	1,699,024
Pitney Bowes, Inc.	88,415	1,159,121
Verint Systems, Inc. (a)	26,160	1,134,690
Xerox Corp.	198,392	1,456,197

		$8,239,075

Construction – 3.4%
Armstrong World Industries, Inc. (a)	54,677	$2,517,876
Owens Corning	57,934	3,555,410
Stanley Black & Decker, Inc.	27,641	3,672,660
Toll Brothers, Inc.	44,562	1,609,134

		$11,355,080

Consumer Products – 1.8%
Coty, Inc., “A”	83,493	$1,513,728
Newell Brands, Inc.	67,476	3,182,843
Sensient Technologies Corp.	16,878	1,337,750

		$6,034,321

Containers – 1.8%
Berry Plastics Group, Inc. (a)	54,109	$2,628,074
Graphic Packaging Holding Co.	140,717	1,811,028
Sealed Air Corp.	38,435	1,674,997

		$6,114,099

Electrical Equipment – 0.4%
WESCO International, Inc. (a)	20,983	$1,459,368

Electronics – 2.3%
Analog Devices, Inc.	31,128	$2,550,940
Keysight Technologies, Inc. (a)	68,378	2,471,181
Maxim Integrated Products, Inc.	56,490	2,539,790

		$7,561,911

Energy – Independent – 5.8%
Cabot Oil & Gas Corp.	108,865	$2,602,962
Cimarex Energy Co.	12,966	1,549,307
Energen Corp. (a)	45,020	2,450,889
EQT Corp.	30,496	1,863,306
Hess Corp.	52,256	2,519,262
HollyFrontier Corp.	55,760	1,580,238
Noble Energy, Inc.	27,349	939,165
Parsley Energy, Inc., “A” (a)	31,810	1,034,143
PDC Energy, Inc. (a)	33,118	2,064,907
Pioneer Natural Resources Co.	15,844	2,950,628

		$19,554,807

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Engineering – Construction – 0.5%
KBR, Inc.	115,992	$1,743,360

Entertainment – 0.3%
Madison Square Garden Co., “A” (a)	5,047	$1,007,936

Food & Beverages – 4.8%
Bunge Ltd.	38,044	$3,015,367
Cal-Maine Foods, Inc. (l)	20,432	751,898
Coca-Cola European Partners PLC	55,439	2,089,496
J.M. Smucker Co.	18,041	2,364,814
Kellogg Co.	25,216	1,830,934
Pinnacle Foods, Inc.	66,162	3,828,795
TreeHouse Foods, Inc. (a)	26,612	2,252,972

		$16,134,276

Furniture & Appliances – 0.8%
Whirlpool Corp.	16,453	$2,818,892

Gaming & Lodging – 0.6%
Royal Caribbean Cruises Ltd.	20,354	$1,996,931

General Merchandise – 0.3%
Dollar Tree, Inc. (a)	13,070	$1,025,472

Health Maintenance Organizations – 0.3%
Molina Healthcare, Inc. (a)	18,882	$861,019

Insurance – 7.3%
Arthur J. Gallagher & Co.	42,241	$2,388,306
Everest Re Group Ltd.	12,480	2,917,949
Hanover Insurance Group, Inc.	21,211	1,910,263
Hartford Financial Services Group, Inc.	92,027	4,423,738
Lincoln National Corp.	45,668	2,988,971
Unum Group	75,853	3,556,747
Validus Holdings Ltd.	46,573	2,626,251
XL Group Ltd.	88,170	3,514,456

		$24,326,681

Machinery & Tools – 3.8%
Allison Transmission Holdings, Inc.	98,035	$3,535,142
Deere & Co.	21,902	2,384,252
Eaton Corp. PLC	37,622	2,789,671
ITT, Inc.	37,061	1,520,242
Regal Beloit Corp.	32,287	2,442,512

		$12,671,819

Major Banks – 3.2%
Comerica, Inc.	48,286	$3,311,454
Huntington Bancshares, Inc.	283,913	3,801,595
KeyCorp	196,300	3,490,214

		$10,603,263

Medical & Health Technology & Services – 3.2%
AmerisourceBergen Corp.	31,952	$2,827,752
LifePoint Health, Inc. (a)	31,124	2,038,622
MEDNAX, Inc. (a)	23,809	1,651,868
Quest Diagnostics, Inc.	25,198	2,474,192
Universal Health Services, Inc.	13,792	1,716,414

		$10,708,848

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 4.9%
Agilent Technologies, Inc.	43,397	$2,294,399
Dentsply Sirona, Inc.	30,720	1,918,157
PerkinElmer, Inc.	47,269	2,744,438
Steris PLC	33,780	2,346,359
Teleflex, Inc.	9,459	1,832,492
VWR Corp. (a)	54,760	1,544,232
Zimmer Biomet Holdings, Inc.	31,405	3,834,865

		$16,514,942

Natural Gas – Distribution – 1.1%
NiSource, Inc.	64,786	$1,541,259
Sempra Energy	19,384	2,141,932

		$3,683,191

Network & Telecom – 0.4%
Motorola Solutions, Inc.	14,056	$1,211,908

Oil Services – 2.0%
Forum Energy Technologies, Inc. (a)	89,986	$1,862,710
Frank’s International N.V.	181,411	1,917,514
Oil States International, Inc. (a)	52,899	1,753,602
Superior Energy Services, Inc. (a)	80,215	1,143,866

		$6,677,692

Other Banks & Diversified Financials – 7.5%
Citizens Financial Group, Inc.	98,114	$3,389,839
Discover Financial Services	54,274	3,711,799
Element Fleet Management Corp.	159,973	1,480,819
Fifth Third Bancorp	177,848	4,517,339
M&T Bank Corp.	18,063	2,794,888
New York Community Bancorp, Inc.	99,172	1,385,433
Northern Trust Corp.	31,771	2,750,733
SunTrust Banks, Inc.	51,030	2,821,959
Wintrust Financial Corp.	32,030	2,213,914

		$25,066,723

Pollution Control – 0.7%
Clean Harbors, Inc. (a)	41,052	$2,283,312

Railroad & Shipping – 0.6%
Kansas City Southern Co.	24,202	$2,075,564

Real Estate – 5.7%
Annaly Mortgage Management, Inc., REIT	112,874	$1,254,030
Corporate Office Properties Trust, REIT	80,707	2,671,402
EPR Properties, REIT	34,091	2,510,120
Gramercy Property Trust, REIT	68,156	1,792,503
Life Storage, Inc., REIT	16,305	1,338,967
Medical Properties Trust, Inc., REIT	210,705	2,715,987
Mid-America Apartment Communities, Inc., REIT	23,149	2,355,179
Sun Communities, Inc., REIT	22,176	1,781,398
Washington Prime Group, Inc., REIT	78,978	686,319
Weyerhaeuser Co., REIT	56,355	1,914,943

		$19,020,848

Restaurants – 0.8%
Aramark	70,116	$2,585,177

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 1.8%
Axalta Coating Systems Ltd. (a)	106,278	$3,422,152
Univar, Inc. (a)	82,743	2,536,900

		$5,959,052

Specialty Stores – 2.0%
AutoZone, Inc. (a)	1,811	$1,309,444
Express, Inc. (a)	67,077	611,071
Michaels Co., Inc. (a)	84,715	1,896,769
Sally Beauty Holdings, Inc. (a)	67,264	1,374,876
Urban Outfitters, Inc. (a)	59,150	1,405,404

		$6,597,564

Trucking – 0.5%
Knight Transportation, Inc.	50,320	$1,577,532

Utilities – Electric Power – 6.6%
AES Corp.	147,087	$1,644,433
Ameren Corp.	32,939	1,798,140
Calpine Corp. (a)	122,178	1,350,067
CMS Energy Corp.	55,532	2,484,502
DTE Energy Co.	29,272	2,988,964

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – continued
Eversource Energy	49,671	$2,919,662
NorthWestern Corp.	30,233	1,774,677
Pinnacle West Capital Corp.	32,111	2,677,415
Public Service Enterprise Group, Inc.	53,776	2,384,966
WEC Energy Group, Inc.	37,093	2,248,949

		$22,271,775

Total Common Stocks		$330,481,680

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.7% (v)	2,406,942	$2,406,701

COLLATERAL FOR SECURITIES LOANED – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	152,170	$152,170

Total Investments		$333,040,551

OTHER ASSETS, LESS LIABILITIES – 0.5%		1,601,094

Net Assets – 100.0%		$334,641,645

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$330,481,680	$—	$—	$330,481,680
Mutual Funds	2,558,871	—	—	2,558,871
Total Investments	$333,040,551	$—	$—	$333,040,551

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,321,566 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$257,298,045
Gross unrealized appreciation	81,837,533
Gross unrealized depreciation	(6,095,027)
Net unrealized appreciation (depreciation)	$75,742,506

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,336,715	19,978,862	(21,908,635)	2,406,942

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(357)	$—	$6,414	$2,406,701

5

QUARTERLY REPORT

March 31, 2017

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class (a)	8,315,883	$83,241,992
MFS Global Real Estate Portfolio – Initial Class	3,593,781	51,966,070
MFS Government Securities Portfolio – Initial Class	13,650,592	171,587,936
MFS Growth Series – Initial Class	3,655,673	155,622,017
MFS High Yield Portfolio – Initial Class	14,596,317	86,556,157
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	8,471,545	85,732,040
MFS International Growth Portfolio – Initial Class	3,949,424	51,776,945
MFS International Value Portfolio – Initial Class	2,130,588	51,538,913
MFS Limited Maturity Portfolio – Initial Class	6,739,194	68,941,958
MFS Mid Cap Growth Series – Initial Class	14,206,886	121,042,665
MFS Mid Cap Value Portfolio – Initial Class	14,058,249	120,619,777

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	1,514,544	$26,035,015
MFS New Discovery Value Portfolio – Initial Class	2,338,876	25,867,963
MFS Research International Portfolio – Initial Class	8,280,731	120,484,633
MFS Research Series – Initial Class	4,948,733	138,069,640
MFS Total Return Bond Series – Initial Class	15,633,822	206,835,462
MFS Value Series – Initial Class	7,804,277	154,524,681

Total Underlying Affiliated Funds		$1,720,443,864

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.7% (v)	839,257	$839,173

Total Investments		$1,721,283,037

OTHER ASSETS, LESS LIABILITIES – 0.0%		638,375

Net Assets – 100.0%		$1,721,921,412

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,721,283,037	$—	$—	$1,721,283,037

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,536,659,520
Gross unrealized appreciation	212,443,013
Gross unrealized depreciation	(27,819,496)
Net unrealized appreciation (depreciation)	$184,623,517

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	8,315,880	3	—	8,315,883
MFS Global Real Estate Portfolio	3,648,561	—	(54,780)	3,593,781
MFS Government Securities Portfolio	13,650,590	2	—	13,650,592
MFS Growth Series	4,003,623	—	(347,950)	3,655,673
MFS High Yield Portfolio	15,126,893	—	(530,576)	14,596,317
MFS Inflation-Adjusted Bond Portfolio	8,476,016	1	(4,472)	8,471,545
MFS Institutional Money Market Portfolio	524,356	15,374,245	(15,059,344)	839,257
MFS International Growth Portfolio	4,199,366	—	(249,942)	3,949,424
MFS International Value Portfolio	2,258,605	—	(128,017)	2,130,588
MFS Limited Maturity Portfolio	6,820,652	—	(81,458)	6,739,194
MFS Mid Cap Growth Series	15,257,914	—	(1,051,028)	14,206,886
MFS Mid Cap Value Portfolio	14,901,132	—	(842,883)	14,058,249
MFS New Discovery Series	1,617,929	—	(103,385)	1,514,544
MFS New Discovery Value Portfolio	2,488,746	—	(149,870)	2,338,876
MFS Research International Portfolio	8,963,689	—	(682,958)	8,280,731
MFS Research Series	5,361,202	—	(412,469)	4,948,733
MFS Total Return Bond Series	15,736,748	—	(102,926)	15,633,822
MFS Value Series	8,369,610	—	(565,333)	7,804,277

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$—	$—	$—	$83,241,992
MFS Global Real Estate Portfolio	(18,621)	—	—	51,966,070
MFS Government Securities Portfolio	—	—	—	171,587,936
MFS Growth Series	2,753,476	—	—	155,622,017
MFS High Yield Portfolio	(196,771)	—	—	86,556,157
MFS Inflation-Adjusted Bond Portfolio	(3,712)	—	—	85,732,040
MFS Institutional Money Market Portfolio	—	—	786	839,173
MFS International Growth Portfolio	56,107	—	—	51,776,945
MFS International Value Portfolio	708,861	—	—	51,538,913
MFS Limited Maturity Portfolio	(2,019)	—	—	68,941,958
MFS Mid Cap Growth Series	679,662	—	—	121,042,665
MFS Mid Cap Value Portfolio	89,363	—	—	120,619,777
MFS New Discovery Series	22,976	—	—	26,035,015
MFS New Discovery Value Portfolio	197,501	—	—	25,867,963
MFS Research International Portfolio	694,187	—	—	120,484,633
MFS Research Series	773,373	—	—	138,069,640
MFS Total Return Bond Series	(73,261)	—	—	206,835,462
MFS Value Series	1,908,336	—	—	154,524,681

	$7,589,458	$—	$786	$1,721,283,037

4

QUARTERLY REPORT

March 31, 2017

MFS® NEW DISCOVERY

VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 97.7%
Aerospace – 1.6%
Leidos Holdings, Inc.	8,664	$443,078
ManTech International Corp., “A”	13,867	480,214

		$923,292

Automotive – 0.1%
Fenix Parts, Inc. (a)(l)	31,115	$48,228

Brokerage & Asset Managers – 2.5%
Apollo Global Management LLC, “A”	24,713	$601,020
NASDAQ, Inc.	5,801	402,879
Raymond James Financial, Inc.	5,113	389,917

		$1,393,816

Business Services – 2.4%
Conduent, Inc. (a)	16,848	$282,709
Forrester Research, Inc.	6,253	248,557
PRA Group, Inc. (a)	8,738	289,665
Travelport Worldwide Ltd.	42,507	500,307

		$1,321,238

Chemicals – 0.6%
Ingevity Corp. (a)	5,191	$315,872

Computer Software – Systems – 3.8%
Model N, Inc. (a)	28,939	$302,413
NICE Systems Ltd., ADR	11,075	752,879
Presidio, Inc. (a)	26,076	403,787
Verint Systems, Inc. (a)	16,267	705,581

		$2,164,660

Construction – 6.9%
Armstrong World Industries, Inc. (a)	10,528	$484,814
GMS, Inc. (a)	15,781	552,966
Owens Corning	10,999	675,009
Siteone Landscape Supply, Inc. (a)	11,931	577,580
Toll Brothers, Inc. (a)	22,720	820,419
TopBuild Corp. (a)	16,029	753,363

		$3,864,151

Consumer Products – 1.2%
Sensient Technologies Corp.	8,791	$696,775

Consumer Services – 0.5%
ServiceMaster Global Holdings, Inc. (a)	7,001	$292,292

Containers – 2.2%
Berry Plastics Group, Inc. (a)	12,537	$608,922
Graphic Packaging Holding Co.	50,360	648,133

		$1,257,055

Electrical Equipment – 2.7%
MSC Industrial Direct Co., Inc., “A”	5,782	$594,158
TriMas Corp. (a)	25,385	526,739
WESCO International, Inc. (a)	5,993	416,813

		$1,537,710

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 3.0%
Integrated Device Technology, Inc. (a)	13,588	$321,628
OSI Systems, Inc. (a)	6,756	493,120
Plexus Corp. (a)	15,527	897,461

		$1,712,209

Energy – Independent – 1.5%
Cabot Oil & Gas Corp.	13,552	$324,028
Energen Corp. (a)	9,870	537,323

		$861,351

Engineering – Construction – 1.2%
KBR, Inc.	45,956	$690,719

Entertainment – 1.4%
Madison Square Garden Co., “A” (a)	1,405	$280,593
Parques Reunidos Servicios Centrales S.A.U. (a)	27,115	485,961

		$766,554

Food & Beverages – 1.6%
Cal-Maine Foods, Inc. (l)	10,405	$382,904
TreeHouse Foods, Inc. (a)	6,136	519,474

		$902,378

Health Maintenance Organizations – 0.6%
Molina Healthcare, Inc. (a)	7,037	$320,887

Insurance – 5.3%
Aspen Insurance Holdings Ltd.	12,623	$657,027
Everest Re Group Ltd.	3,283	767,598
Hanover Insurance Group, Inc.	6,689	602,411
Safety Insurance Group, Inc.	8,364	586,316
Third Point Reinsurance Ltd. (a)	31,244	378,052

		$2,991,404

Leisure & Toys – 1.2%
Brunswick Corp.	11,359	$695,171

Machinery & Tools – 4.4%
Allison Transmission Holdings, Inc.	13,843	$499,179
Herman Miller, Inc.	8,274	261,045
ITT, Inc.	9,043	370,944
Regal Beloit Corp.	10,519	795,762
SPX FLOW, Inc. (a)	16,644	577,713

		$2,504,643

Major Banks – 1.5%
Huntington Bancshares, Inc.	60,732	$813,201

Medical & Health Technology & Services – 5.1%
Community Health Systems, Inc. (a)	19,136	$169,736
HMS Holdings Corp. (a)	24,766	503,493
LifePoint Health, Inc. (a)	13,783	902,787
MEDNAX, Inc. (a)	9,944	689,915
Premier, Inc., “A” (a)	18,847	599,900

		$2,865,831

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 1.7%
Steris PLC	8,773	$609,373
VWR Corp. (a)	13,134	370,379

		$979,752

Natural Gas – Pipeline – 1.0%
Boardwalk Pipeline Partners LP	31,644	$579,402

Oil Services – 2.6%
Frank’s International N.V.	55,283	$584,341
Keane Group, Inc. (a)(l)	19,458	278,249
Superior Energy Services, Inc.	21,521	306,889
Tesco Corp. (a)	37,757	303,944

		$1,473,423

Other Banks & Diversified Financials – 17.4%
Air Lease Corp.	17,101	$662,664
Berkshire Hills Bancorp, Inc.	23,303	840,073
Brookline Bancorp, Inc.	32,291	505,354
East West Bancorp, Inc.	11,342	585,361
Element Fleet Management Corp.	66,701	617,430
Encore Capital Group, Inc. (a)	9,951	306,491
First Interstate BancSystem, Inc.	20,918	829,399
Glacier Bancorp, Inc.	19,232	652,542
Hanmi Financial Corp.	10,466	321,830
Lakeland Financial Corp.	11,007	474,622
Sandy Spring Bancorp, Inc.	13,814	566,236
Santander Consumer USA Holdings, Inc. (a)	22,541	300,246
TCF Financial Corp.	39,264	668,273
Texas Capital Bancshares, Inc. (a)	7,291	608,434
UMB Financial Corp.	8,941	673,347
Valley National Bancorp	39,182	462,348
Wintrust Financial Corp.	11,205	774,490

		$9,849,140

Pollution Control – 1.7%
Advanced Disposal Services, Inc. (a)	13,499	$305,077
Clean Harbors, Inc. (a)	11,833	658,151

		$963,228

Real Estate – 6.9%
Corporate Office Properties Trust, REIT	15,392	$509,475
Life Storage, Inc., REIT	5,757	472,765
Medical Properties Trust, Inc., REIT	60,300	777,267
Select Income, REIT	31,827	820,818
STAG Industrial, Inc., REIT	24,238	606,435
Store Capital Corp., REIT	30,065	717,952

		$3,904,712

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Special Products & Services – 1.1%
Hostess Brands, Inc. (a)	39,920	$633,530

Specialty Chemicals – 3.0%
Ferro Corp. (a)	46,907	$712,517
Ferroglobe PLC	58,028	599,429
Ferroglobe R&W Trust (a)	51,001	0
Univar, Inc. (a)	12,794	392,264

		$1,704,210

Specialty Stores – 3.2%
Citi Trends, Inc.	15,215	$258,655
Express, Inc. (a)	29,716	270,713
Michaels Co., Inc. (a)	21,747	486,915
Tuesday Morning Corp. (a)	36,300	136,125
Urban Outfitters, Inc. (a)	16,349	388,452
Zumiez, Inc. (a)	15,000	274,500

		$1,815,360

Trucking – 2.7%
Knight Transportation, Inc.	13,377	$419,369
Marten Transport Ltd.	16,607	389,434
Swift Transportation Co. (a)	13,035	267,739
Werner Enterprises, Inc.	16,117	422,265

		$1,498,807

Utilities – Electric Power – 5.1%
El Paso Electric Co.	21,183	$1,069,742
PNM Resources, Inc.	24,985	924,445
Portland General Electric Co.	20,056	890,888

		$2,885,075

Total Common Stocks		$55,226,076

MONEY MARKET FUNDS – 2.1%
MFS Institutional Money Market Portfolio, 0.7% (v)	1,212,528	$1,212,407

COLLATERAL FOR SECURITIES LOANED – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	225,676	$225,676

Total Investments		$56,664,159

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(125,674)

Net Assets – 100.0%		$56,538,485

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$55,226,076	$—	$0	$55,226,076
Mutual Funds	1,438,083	—	—	1,438,083
Total Investments	$56,664,159	$—	$0	$56,664,159

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/16	$0
Received as part of corporate action	0
Balance as of 3/31/17	$0

The net change in unrealized appreciation (depreciation) from investments held as level 3 at March 31, 2017 is $0. At March 31, 2017, the fund held one level 3 security.

3

Supplemental Information (unaudited) – continued

(2) Securities Lending Collateral

At March 31, 2017, the value of securities loaned was $260,758. These loans were collateralized by cash of $225,676 and U.S. Treasury Obligations of $46,023.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$45,434,445
Gross unrealized appreciation	12,400,700
Gross unrealized depreciation	(1,170,986)
Net unrealized appreciation (depreciation)	$11,229,714

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	416,540	5,400,928	(4,604,940)	1,212,528

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(133)	$—	$1,638	$1,212,407

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2017

*	Print name and title of each signing officer under his or her signature.